Columbia Seligman Global Technology Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Cayman Islands 0.5%
Grab Holdings Ltd., Class A(a)	1,178,300	5,761,887
Rigaku Holdings Corp.	1,179,400	6,019,203
Total		11,781,090
Germany 0.3%
TeamViewer SE(a)	864,189	8,838,021
Ireland 0.3%
NIQ Global Intelligence PLC(a)	420,170	7,747,935
Israel 2.0%
Check Point Software Technologies Ltd.(a)	148,488	27,648,466
CyberArk Software Ltd.(a)	23,803	9,794,220
Wix.com Ltd.(a)	119,154	16,208,519
Total		53,651,205
Japan 1.4%
Renesas Electronics Corp.	2,925,900	35,587,906
Netherlands 1.8%
NXP Semiconductors NV	217,297	46,451,580
Singapore 0.3%
Kulicke & Soffa Industries, Inc.	263,503	8,632,358
South Korea 0.1%
DoubleDown Interactive Co., Ltd., ADR(a)	280,210	2,664,797
Taiwan 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	87,622	21,171,228
United States 91.5%
Adeia, Inc.	1,407,346	18,225,131
Advanced Energy Industries, Inc.	196,503	27,298,197
Alphabet, Inc., Class A	561,086	107,672,403
Alphabet, Inc., Class C	217,887	42,021,687
Amazon.com, Inc.(a)	177,436	41,539,542
Analog Devices, Inc.	48,582	10,912,975
Apple, Inc.(b)	407,117	84,505,276
Applied Materials, Inc.	416,164	74,934,490
Arista Networks, Inc.(a)	309,303	38,112,316
Atlassian Corp., Class A(a)	78,868	15,125,305
BILL Holdings, Inc.(a)	131,205	5,622,134
Common Stocks (continued)
Issuer	Shares	Value ($)
Block, Inc., Class A(a)	306,553	23,684,285
Bloom Energy Corp., Class A(a)	4,104,098	153,452,224
Broadcom, Inc.(b)	527,301	154,868,304
Cisco Systems, Inc.	598,343	40,735,191
Coherent Corp.(a)	76,072	8,185,347
Comcast Corp., Class A	631,408	20,981,688
Coursera, Inc.(a)	378,014	4,778,097
DocuSign, Inc.(a)	162,383	12,282,650
Dropbox, Inc., Class A(a)	709,723	19,283,174
eBay, Inc.	252,549	23,171,371
Electronic Arts, Inc.	143,442	21,873,471
F5, Inc.(a)	37,035	11,607,510
Five9, Inc.(a)	365,273	9,435,002
Fiverr International Ltd.(a)	442,728	9,775,434
Gen Digital, Inc.	1,892,581	55,812,214
Global Payments, Inc.	672,519	53,767,894
GoDaddy, Inc., Class A(a)	262,123	42,353,834
Hewlett Packard Enterprise Co.	1,538,780	31,837,358
Lam Research Corp.	1,522,873	144,429,275
Lyft, Inc., Class A(a)	1,629,171	22,906,144
Marvell Technology, Inc.	658,347	52,911,348
Match Group, Inc.	1,233,305	42,265,362
Meta Platforms, Inc., Class A	73,532	56,872,590
Microsoft Corp.	269,455	143,754,242
NetApp, Inc.	478,340	49,809,544
NVIDIA Corp.	983,368	174,911,666
ON Semiconductor Corp.(a)	531,869	29,976,137
Oracle Corp.	303,668	77,061,828
Palo Alto Networks, Inc.(a)	96,961	16,832,430
Pinterest, Inc., Class A(a)	866,378	33,442,191
RingCentral, Inc., Class A(a)	741,781	18,907,998
SailPoint, Inc.(a)	324,624	7,252,100
Salesforce, Inc.	145,198	37,508,999
Sandisk Corp.(a)	122,269	5,247,785
Semtech Corp.(a)	588,470	30,070,817
Shift4 Payments, Inc., Class A(a)	93,131	9,592,493
Synaptics, Inc.(a)	583,034	36,556,232

Columbia Seligman Global Technology Fund  | 2025

Portfolio of Investments  (continued)
Columbia Seligman Global Technology Fund, July 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	63,956	40,514,207
Tenable Holdings, Inc.(a)	644,342	20,174,348
Teradyne, Inc.	462,739	49,712,051
TripAdvisor, Inc.(a)	880,665	15,402,831
Varonis Systems, Inc.(a)	238,959	13,341,081
Visa, Inc., Class A	192,381	66,461,864
Western Digital Corp.	804,090	63,273,842
Total		2,423,043,909
Total Common Stocks (Cost $1,315,813,364)		2,619,570,029

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(c),(d)	35,018,979	35,008,474
Total Money Market Funds (Cost $35,008,405)		35,008,474
Total Investments in Securities (Cost $1,350,821,769)		2,654,578,503
Other Assets & Liabilities, Net		(7,198,597)
Net Assets		$2,647,379,906
At July 31, 2025, securities and/or cash totaling $27,455,835 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Broadcom, Inc.	Morgan Stanley	USD	(20,294,670)	(691)	310.00	09/19/2025	(551,365)	(881,025)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Select Technology ETF
	2,525,932	—	(1,633,260)	(892,672)	—	19,965	966,858	4,814	—
Columbia Short-Term Cash Fund, 4.473%
	16,768,904	298,813,114	(280,571,212)	(2,332)	35,008,474	—	1,437	480,227	35,018,979
Total	19,294,836			(895,004)	35,008,474	19,965	968,295	485,041
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Seligman Global Technology Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT220_10_R01_(09/25)